Investments (Gross Unrealized Losses and Fair Value of Available-for-Sale and Held-to-Maturity Securities, Aggregated by Length of Time that Individual Securities Have Been in a Continuous Unrealized Loss Position) (Detail) - JPY (¥)
¥ in Millions
		Sep. 30, 2017	Mar. 31, 2017
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities		¥ 9,411,797	¥ 7,895,322
Less than 12 months Gross unrealized losses, available-for-sale securities		18,039	28,561
12 months or more Fair value, available-for-sale securities		1,955,265	433,597
12 months or more Gross unrealized losses, available-for-sale securities		17,520	4,697
Total Fair value, available-for-sale securities		11,367,062	8,328,919
Total Gross unrealized losses, available-for-sale securities		35,559	33,258
Less than 12 months, Fair value, held-to-maturity securities		406,351	460,882
Less than 12 months Gross unrealized losses, held-to-maturity securities		3,725	3,518
12 months or more Fair value, held-to-maturity securities		224,851	259,466
12 months or more Gross unrealized losses, held-to-maturity securities		4,127	4,413
Total Fair value, held-to-maturity securities		631,202	720,348
Total Gross unrealized losses, held-to-maturity securities		7,852	7,931
Debt securities | Agency mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	[1]	227,245	195,887
Less than 12 months Gross unrealized losses, available-for-sale securities	[1]	2,239	3,705
12 months or more Fair value, available-for-sale securities	[1]	77,620	42,501
12 months or more Gross unrealized losses, available-for-sale securities	[1]	2,074	1,736
Total Fair value, available-for-sale securities	[1]	304,865	238,388
Total Gross unrealized losses, available-for-sale securities	[1],[2]	4,313	5,441
Less than 12 months, Fair value, held-to-maturity securities	[3]	406,351	460,882
Less than 12 months Gross unrealized losses, held-to-maturity securities	[3]	3,725	3,518
12 months or more Fair value, held-to-maturity securities	[3]	224,851	259,466
12 months or more Gross unrealized losses, held-to-maturity securities	[3]	4,127	4,413
Total Fair value, held-to-maturity securities	[3]	631,202	720,348
Total Gross unrealized losses, held-to-maturity securities	[3]	7,852	7,931
Debt securities | Japanese government bonds
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities		7,198,653	5,574,649
Less than 12 months Gross unrealized losses, available-for-sale securities		9,958	15,796
12 months or more Fair value, available-for-sale securities		1,420,926	95,612
12 months or more Gross unrealized losses, available-for-sale securities		10,377	612
Total Fair value, available-for-sale securities		8,619,579	5,670,261
Total Gross unrealized losses, available-for-sale securities		20,335	16,408
Debt securities | Japanese local government bonds
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities		89,207	58,700
Less than 12 months Gross unrealized losses, available-for-sale securities		374	233
12 months or more Fair value, available-for-sale securities		7,802
12 months or more Gross unrealized losses, available-for-sale securities		90
Total Fair value, available-for-sale securities		97,009	58,700
Total Gross unrealized losses, available-for-sale securities		464	233
Debt securities | U.S. Treasury bonds and federal agency securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities		470,397	1,013,962
Less than 12 months Gross unrealized losses, available-for-sale securities		785	4,578
12 months or more Fair value, available-for-sale securities		79,294
12 months or more Gross unrealized losses, available-for-sale securities		3,311
Total Fair value, available-for-sale securities		549,691	1,013,962
Total Gross unrealized losses, available-for-sale securities		4,096	4,578
Debt securities | Other foreign government bonds
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities		551,664	334,300
Less than 12 months Gross unrealized losses, available-for-sale securities		785	230
12 months or more Fair value, available-for-sale securities		72,166	8,327
12 months or more Gross unrealized losses, available-for-sale securities		35	6
Total Fair value, available-for-sale securities		623,830	342,627
Total Gross unrealized losses, available-for-sale securities		820	236
Debt securities | Residential mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities		18,093	5,873
Less than 12 months Gross unrealized losses, available-for-sale securities		43	3
12 months or more Fair value, available-for-sale securities		25,344	28,994
12 months or more Gross unrealized losses, available-for-sale securities		469	555
Total Fair value, available-for-sale securities		43,437	34,867
Total Gross unrealized losses, available-for-sale securities		512	558
Debt securities | Commercial mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities		41,379	8,314
Less than 12 months Gross unrealized losses, available-for-sale securities		417	218
12 months or more Fair value, available-for-sale securities		12,292	17,634
12 months or more Gross unrealized losses, available-for-sale securities		37	64
Total Fair value, available-for-sale securities		53,671	25,948
Total Gross unrealized losses, available-for-sale securities		454	282
Debt securities | Japanese corporate bonds and other debt securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities		572,056	470,602
Less than 12 months Gross unrealized losses, available-for-sale securities		1,174	2,062
12 months or more Fair value, available-for-sale securities		206,284	158,713
12 months or more Gross unrealized losses, available-for-sale securities		376	224
Total Fair value, available-for-sale securities		778,340	629,315
Total Gross unrealized losses, available-for-sale securities	[4]	1,550	2,286
Debt securities | Foreign corporate bonds and other debt securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities		228,662	202,347
Less than 12 months Gross unrealized losses, available-for-sale securities		1,233	1,353
12 months or more Fair value, available-for-sale securities		31,828	77,699
12 months or more Gross unrealized losses, available-for-sale securities		319	290
Total Fair value, available-for-sale securities		260,490	280,046
Total Gross unrealized losses, available-for-sale securities	[5]	1,552	1,643
Equity securities (marketable)
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities		14,441	30,688
Less than 12 months Gross unrealized losses, available-for-sale securities		1,031	383
12 months or more Fair value, available-for-sale securities		21,709	4,117
12 months or more Gross unrealized losses, available-for-sale securities		432	1,210
Total Fair value, available-for-sale securities		36,150	34,805
Total Gross unrealized losses, available-for-sale securities		¥ 1,463	¥ 1,593

[1]	Agency mortgage-backed securities presented in this line consist of Japanese and Foreign agency mortgage-backed securities, of which the fair values were ¥104,270 million and ¥134,118 million, respectively, at March 31, 2017, and ¥144,319 million and ¥160,546 million, respectively, at September 30, 2017. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise. Foreign agency mortgage-backed securities primarily consist of Government National Mortgage Association ("Ginnie Mae") securities, which are guaranteed by the United States government.
[2]	Agency mortgage-backed securities presented in this line consist of Japanese and Foreign agency mortgage-backed securities, of which the fair values were ¥708,557 million and ¥134,240 million, respectively, at March 31, 2017, and ¥729,895 million and ¥160,655 million, respectively, at September 30, 2017. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise. Foreign agency mortgage-backed securities primarily consist of Government National Mortgage Association ("Ginnie Mae") securities, which are guaranteed by the United States government.
[3]	All Agency mortgage-backed securities presented in this line are Ginnie Mae securities.
[4]	Other debt securities presented in this line primarily consist of certificates of deposit ("CDs"), of which the total fair values were ¥155,138 million at March 31, 2017, and ¥146,136 million at September 30, 2017.
[5]	Other debt securities presented in this line primarily consist of CDs and asset-backed securities ("ABS"), of which the total fair values were ¥258,059 million at March 31, 2017, and ¥290,380 million at September 30, 2017.